Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2015
Quarterly Financial Data [Abstract]
Schedule of Quarterly Financial Information

The following represents a summary of selected unaudited quarterly financial data for 2015 and 2014:

		Net		Net Income
	Interest	Interest	Net	Per Share
	Income	Income	Income	Basic	Diluted
2015	(Dollars in thousands, except per share data)
First quarter	$5,710	$5,056	$1,122	$0.333	$0.333
Second quarter	$5,670	$5,143	$1,903	$0.569	$0.569
Third quarter	$5,755	$5,259	$1,503	$0.451	$0.451
Fourth quarter	$5,701	$4,919	$1,389	$0.419	$0.419

2014
First quarter	$4,859	$4,188	$901	$0.262	$0.262
Second quarter	$4,814	$4,013	$1,325	$0.387	$0.387
Third quarter	$4,799	$4,144	$1,038	$0.306	$0.306
Fourth quarter	$5,148	$5,037	$1,047	$0.311	$0.311